Average Annual Total Returns - Delaware Tax-Free Arizona Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	1.52%	4.17%	3.72%	(0.42%)	3.46%	3.46%	(0.59%)	3.42%	3.42%	0.83%	3.34%	3.40%	2.51%	3.63%	3.15%	4.56%	4.68%	4.93%	Dec. 31, 2013